Annual Total Returns- Vanguard Target Retirement 2040 Fund (Investor) [BarChart] - Investor - Vanguard Target Retirement 2040 Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.55%)	15.56%	24.37%	7.15%	(1.59%)	8.73%	20.71%	(7.32%)	23.86%	15.47%